COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Net Income (Loss)		$ 501	$ (112)	$ 7
Net unrealized gain (loss) on available for sale securities		(1,007)	(15)	35
Foreign currency translation		(2)	(2)	3
Change in discount rate for future policyholder benefit liability		570	71	0
Effect of changes in the ending instrument-specific credit risk		(7)	(1)	0
Total other comprehensive (loss) income		(446)	53	38
Comprehensive (loss) income		55	(59)	45
Attributable to:
Comprehensive income (loss)		55	(59)	45
Non-controlling interests		2	0	0
Comprehensive (loss) income		55	(59)	45
Brookfield Corporation
Attributable to:
Comprehensive income (loss)	[1]	0	(12)	45
Class A exchangeable and Class B shareholders
Attributable to:
Comprehensive income (loss)	[2]	6	3	0
Class C shareholders
Attributable to:
Comprehensive income (loss)		$ 47	$ (50)	$ 0

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the periods June 28, 2021 onward. See Note 1(b).